Subsequent Events (Details) - USD ($)				1 Months Ended	12 Months Ended
	Mar. 21, 2022	Feb. 25, 2022	Jan. 18, 2022	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 15, 2022	May 31, 2018	Nov. 30, 2014
Subsequent Event [Line Items]
Sale and lease back transaction asset sale price								$ 50,000,000
Vessel acquisition cost					$ 1,106,000	$ 6,001,000
Advance payment					17,393,000	$ 6,001,000	$ 2,804,000
Sale price								$ 50,000,000
Amount of dividend paid on common stock	$ 17,227,000				8,820,000
Aggregate amount of unrecognized unconditional purchase obligations					$ 65,020,000
Subsequent Events.
Subsequent Event [Line Items]
Dividend paid on common stock per share	$ 0.20
Sale and leaseback transaction | Subsequent Events.
Subsequent Event [Line Items]
Period of bare boat charter				10 years
Restricted Stock | Subsequent Events.
Subsequent Event [Line Items]
Number of shares awarded		1,470,000
Fair value of shares		$ 6,105,000
Vesting period (in years)		3 years
Series B Preferred Stock | Subsequent Events.
Subsequent Event [Line Items]
Preferred Stock, Dividends per share			$ 0.5546875
Dividends, Preferred Stock			$ 1,442,000
Equity Incentive Plan 2014
Subsequent Event [Line Items]
Number of shares awarded									13,000,000	5,000,000